Annual Total Returns[BarChart] - Nationwide Destination 2040 Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.49%)	15.31%	24.08%	4.27%	(2.03%)	9.83%	16.99%	(8.60%)	23.91%	13.22%